Cash and equivalents, marketable securities and short-term investments - Contractual maturities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Available-for-sale securities
Available-for-sale securities, Less than one year, Cost basis	$ 139
Available-for-sale securities, One to five years, Cost basis	157
Available-for-sale securities, Six to ten years, Cost basis	90
Available-for-sale securities, Due after ten years, Cost basis	4
Available-for-sale securities, Total Cost basis	390
Available-for-sale securities, Less than one year, Fair value	138
Available-for-sale securities, One to five years, Fair value	148
Available-for-sale securities, Six to ten years, Fair value	80
Available-for-sale securities, Due after ten years, Fair value	4
Available-for-sale securities, Total Fair value	370
Available-for-sale marketable securities pledged as collateral	$ 69	$ 66